The Advisors’ Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

FS Chiron Real Asset Fund

FS Managed Futures Fund

(each, a “Fund” and together, the “Funds”)

Supplement Dated September 28, 2022

to the Funds’ Prospectus,

dated April 12, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

I. On or around November 21, 2022 (the “Effective Date”), the minimum initial investment amount for Class I Shares of each Fund will be reduced from $1,000,000 to $100,000. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

All references to “$1,000,000” as the minimum initial investment amount for Class I Shares of each Fund are deleted and replaced with “$100,000.”

II. On or around the Effective Date, the minimum subsequent investment amount for Class A Shares of each Fund will be eliminated. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

All references to “$100” as the minimum subsequent investment amount for Class A Shares of each Fund are deleted.

III. On or around the Effective Date, the minimum account balance for Class I Shares and Class A Shares of each Fund below which a shareholder’s investment in a Fund may be redeemed at the option of the Fund will increase from $500 to $1,000. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

In the “Purchasing, Selling and Exchanging Fund Shares” section, under the heading “Involuntary Redemptions of Your Shares,” the first sentence is deleted and replaced with the following:

If your account balance drops below $1,000 because of redemptions, you may be required to sell your shares.

IV. On or around the Effective Date, the front-end sales load schedule for Class A Shares of each Fund will be reduced, and the dealer manager fee of up to 0.75% payable to FS Investment Solutions, LLC in connection with certain sales of Fund shares will be eliminated. Further, on or around the Effective Date, the Funds will implement a contingent deferred sales charge of 1.00% on purchases of $1,000,000 or more of Class A Shares if such shares are redeemed within 18 months of purchase. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

A. In the “Fund Fees and Expenses” section for each Fund, the “Shareholder Fees” table is deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investments)

	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None[1]

[1]	Class A Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.

B. In the “Fund Fees and Expenses” section for each Fund, the “Example” table is deleted and replaced with the following, respectively:

1. The “Example” table for the FS Multi-Strategy Alternative Fund is deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class I	$182	$645	$1,193	$2,692
Class A	$696	$1,182	$1,749	$3,284

2. The “Example” table for the FS Chiron Real Asset Fund is deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class I	$122	$634	$1,350	$3,256
Class A	$640	$1,159	$1,860	$3,717

3. The “Example” table for the FS Managed Futures Fund is deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class I	$155	$1,324	$3,007	$6,721
Class A	$671	$1,825	$3,455	$7,017

C. In the “Purchasing, Selling and Exchanging Fund Shares” section, the row relating to Class A Shares in the table under the “How to Choose a Share Class” heading is deleted and replaced with the following:

Class Name	Investment Minimums	Fees and Sales Charges
Class A	Initial: $2,500

Front-End Sales Charge – Maximum of 5.00%

Contingent Deferred Sales Charge ("CDSC") - None[1]

12b-1 Fee – 0.25%

Administration Fee – Class-specific administrative, networking or omnibus fees payable to certain intermediaries, and out-of-pocket costs to the Funds’ transfer agent

[1]	Class A Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.

D. In the “Purchasing, Selling and Exchanging Fund Shares” section, the table relating to front-end sales charges for Class A Shares under the heading “Sales Charges” is deleted and replaced with the following:

If Your Investment Is:	Your Sales Charge as a Percentage of Offering Price	Your Sales Charge as a Percentage of Your Net Investment	Dealer Reallowance as a Percentage of Offering Price
Less than $25,000	5.00%	5.26%	5.00%
$25,000 but less than $50,000	4.50%	4.71%	4.50%
$50,000 but less than $100,000	4.00%	4.17%	4.00%
$100,000 but less than $250,000	3.25%	3.36%	3.25%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	1.50%	1.52%	1.50%
$1,000,000 and over[1]	None	None	None

[1]	Class A Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.

E. In the “Purchasing, Selling and Exchanging Fund Shares” section, the following disclosure is added before the “General Information about Sales Charges” subsection under the “Sales Charges” heading:

Contingent Deferred Sales Charges

You will not pay a front-end sales charge if you purchase $1,000,000 or more of Class A Shares. However, Class A Shares purchases of $1,000,000 or more of the Funds may be subject to a 1.00% CDSC if redeemed within 18 months of purchase.

The CDSC will be based on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after a Fund receives your redemption request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price. The sales charge does not apply to exchanges of Class A Shares of one Fund for Class A Shares of another Fund.

In addition, the CDSC may be waived under the following circumstances:

•	in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the Class A Shares being redeemed;

•	in the event of the death of the shareholder (including a registered joint owner); and

•	redemptions of Class A Shares where the Funds’ distributor did not pay a sales commission when such shares were purchased.

Please contact Shareholder Services at 1-877-628-8575 for more information.

F. In the “Purchasing, Selling and Exchanging Fund Shares” section, under the heading “General Information about Sales Charges,” the third sentence of the first paragraph is deleted and replaced with the following:

A portion of the sales charge may be re-allowed to participating broker-dealers.

G. In the “Purchasing, Selling and Exchanging Fund Shares” section, under the heading “General Information about Sales Charges,” the following is added as a new final sentence of the first paragraph:

The Adviser, its affiliates and/or the Funds’ distributor also may pay dealers up to 1.00% on investments of $1,000,000 or more in Class A Shares of the Funds (sometimes referred to as a “finder’s fee”).

H. In the “Payments to Financial Intermediaries” section, the following is added as a new, last sentence of the first paragraph under the “Distribution Plan” heading:

A financial intermediary that receives a 1.00% upfront commission on a purchase of Class A Shares of $1,000,000 or more will generally become eligible to receive the Rule 12b-1 Fees with respect to such shares beginning in the 13th month following the date of the purchase.

I. In the “Payments to Financial Intermediaries” section, the following is added as a new, last sentence of the second paragraph under the “Payments by the Adviser” heading:

Further, the Adviser and/or its affiliates may pay a finder’s fee to intermediaries in connection with certain purchases of Class A shares, as described under “General Information about Sales Charges.”

V. On or around the Effective Date, shareholders in a Fund will be able to exchange their Class A Shares or Class I Shares of one Fund for Class A Shares or Class I Shares, respectively, of the FS Chiron Capital Allocation Fund and FS Chiron SMid Opportunities Fund, which are also series of The Advisors’ Inner Circle Fund III and are managed by an affiliate of FS Fund Advisor, LLC. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

In the “Purchasing, Selling, and Exchanging Fund Shares” section, under the heading “How to Exchange Fund Shares,” the first paragraph is deleted and replaced with the following:

At no charge, you may exchange Class A Shares or Class I Shares of one Fund for Class A Shares or Class I Shares, respectively, of another Fund by writing to or calling the Funds. You may also exchange Class A Shares or Class I Shares of one Fund for Class A Shares or Class I Shares, respectively, of the FS Chiron Capital Allocation Fund and FS Chiron SMid Opportunities Fund, which are also series of the Trust and are managed by an affiliate of FS Fund Advisor, LLC, the shares of which are offered in a separate prospectus. Exchanges are subject to the minimum investment requirements and the fees and expenses of the fund that you exchange into.

VI. The name of Wilshire Associates Incorporated, the primary sub-adviser to the FS Multi-Strategy Alternatives Fund, has changed to Wilshire Advisors LLC. Accordingly, effective immediately, the Funds’ Prospectus is hereby amended and supplemented as follows:

All references to “Wilshire Associates Incorporated” are deleted and replaced with “Wilshire Advisors LLC.”

VII. Effective immediately, the disclosure regarding the agreement between FS Solutions and SEI Investments Distribution Co., the Funds’ distributor, in the section entitled “Distribution of the Funds” is hereby deleted and replaced with the following:

SEI Investments Distribution Co. (the “Distributor”), the Funds’ distributor, has entered into a “wholesaling” agreement with FS Investment Solutions, LLC (“FS Solutions”), a registered broker-dealer and an affiliate of the Adviser. Pursuant to the terms of the wholesaling agreement, FS Solutions will seek to market and otherwise promote the Funds through various “wholesale” distribution channels, including but not limited to, the independent broker-dealer channel, the registered investment adviser channel and the wirehouse channel. FS Solutions and/or the Adviser may receive compensation, including Rule 12b-1 Fees, for certain sales, promotional and marketing services provided to the Funds in connection with the distribution of certain classes of the Funds’ shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CHI-SK-022-0100

The Advisors’ Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

FS Chiron Real Asset Fund

FS Managed Futures Fund

(each, a “Fund” and together, the “Funds”)

Supplement Dated September 28, 2022

to the Funds’ Statement of Additional Information (“SAI”),

dated April 12, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

I. On or around November 21, 2022 (the “Effective Date”) the dealer manager fee of up to 0.75% payable to FS Investment Solutions, LLC (“FS Solutions”) in connection with certain sales of Fund shares will be eliminated. Further, on or around the Effective Date, the Funds will implement a contingent deferred sales charge of 1.00% on purchases of $1,000,000 or more of Class A Shares if such shares are redeemed within 18 months of purchase. Accordingly, as of the Effective Date, the Funds’ SAI is hereby amended and supplemented as follows:

A. In the “Payments to Financial Intermediaries” section, under the heading “Distribution Plan,” the following is added as a new penultimate sentence of the third paragraph:

A financial intermediary that receives a 1.00% upfront commission on a purchase of Class A Shares of $1,000,000 or more will generally become eligible to receive the Rule 12b-1 Fees with respect to such shares beginning in the 13th month following the date of the purchase.

B. In the “Payments to Financial Intermediaries” section, under the heading “Payments by the Adviser,” the following is added as a new final sentence of the first paragraph:

Further, the Adviser and/or its affiliates may pay a finder’s fee to intermediaries in connection with certain purchases of Class A shares, as described in the Prospectus.

C. In the “Purchasing and Redeeming Shares” section, under the heading “Class A Shares,” the fourth sentence is deleted and the fifth sentence is deleted and replaced with the following:

Sales charges, as expressed as a percentage of offering price, a percentage of your net investment, and as a percentage of the sales charge reallowed to financial intermediaries, are shown in the table under the heading “Sales Charges” in the “Purchasing, Selling and Exchanging Fund Shares” section of the Prospectus.

II. Effective immediately, the second paragraph under the heading “Class A Shares” in the “Purchasing and Redeeming Shares” section is hereby deleted and replaced with the following:

The Distributor has entered into a “wholesaling” agreement with FS Solutions, a registered broker-dealer and an affiliate of the Adviser. Pursuant to the terms of the wholesaling agreement, FS Solutions will seek to market and otherwise promote the Funds through various “wholesale” distribution channels, including but not limited to, the independent broker-dealer channel, the registered investment adviser channel and the wirehouse channel. FS Solutions or the Adviser may receive compensation, including Rule 12b-1 Fees, for certain sales, promotional and marketing services provided to the Funds in connection with the distribution of certain classes of the Funds’ shares.

III. The name of Wilshire Associates Incorporated, the primary sub-adviser to the FS Multi-Strategy Alternatives Fund, has changed to Wilshire Advisors LLC. Accordingly, effective immediately, the Funds’ SAI is hereby amended and supplemented as follows:

All references to “Wilshire Associates Incorporated” are deleted and replaced with “Wilshire Advisors LLC.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CHI-SK-026-0100

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